Organization - Additional Information (Detail) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2013 Basket	Dec. 31, 2012	Dec. 31, 2013 Power Shares DB US Dollar Index Bearish Fund [Member]	Aug. 03, 2006 Power Shares DB US Dollar Index Bearish Fund [Member]
Partnership Organization And Basis Of Presentation [Line Items]
Number of series of trusts				2
Partners' capital contribution			$ 1,000
General shares, shares issued	40	40	40
Fund offered common units to authorized participants in number of basket	1
Number of shares issued per basket	200,000